SUPPLEMENT DATED APRIL 10, 2014
to

PROSPECTUS DATED APRIL 29, 2011
FOR SUN PROTECTOR VARIABLE UNIVERSAL LIFE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

This supplement contains information regarding changes to investment options that are available under your Contract.

Effective after the close of business on April 30, 2014, the names of the following investment options will change:

Old Name	New Name

Franklin Income Securities Fund Franklin Templeton VIP Founding Funds Allocation Fund	Franklin Income VIP Fund Franklin Founding Funds Allocation VIP Fund

Mutual Shares Securities Fund	Franklin Mutual Shares VIP Fund

Franklin Small Cap Value Securities Fund	Franklin Small Cap Value VIP Fund

Franklin Strategic Income Securities Fund	Franklin Strategic Income VIP Fund

Franklin U.S. Government Fund	Franklin U.S. Government Securities VIP Fund

Templeton Growth Securities Fund	Templeton Growth VIP Fund
PIMCO Global Multi-Asset Portfolio	PIMCO Global Multi-Asset Managed Allocation Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

Sun Protector (NY)                                                                                                                                          4/2014